FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets [Table Text Block]
	Fair value through profit or loss	Amortized cost	Carrying value	Fair value
	$	$	$	$

Financial assets:
Cash and cash equivalents	-	35,286	35,286	35,286
Other investments	5,135	-	5,135	5,135
Accounts and other receivables	6,608	1,602	8,210	8,210
Loan receivable	-	3,324	3,324	3,324
Total financial assets	11,743	40,212	51,955	51,955

Financial liabilities:
Accounts payable and accrued liabilites	2,091	44,055	46,146	46,146
Loans payable	-	8,519	8,519	8,519
Total financial liabilities	2,091	52,574	54,665	54,665

Disclosure of detailed information about financial assets and liabilities measured at fair value on a recurring basis [Table Text Block]
	Total	Level 1	Level 2	Level 3
	$	$	$	$

Financial assets:
Accounts and other receivables	6,608		6,608	-
Other investments	5,135	5,049	-	86
Total financial assets	11,743	5,049	6,608	86

Financial liabilities:
Deferred share units	2,048	2,048	-	-
Share appreciation rights	43	-	43	-
Total financial liabilities	2,091	2,048	43	-

Disclosure of credit risk exposure [Table Text Block]
	Carrying	Gross	Carrying	Gross
	amount	impairment	amount	impairment
	December 31, 2023		December 31, 2022

Less than 1 month	$6,599	$-	$3,794	$-
1 to 3 months	766	-	852	-
4 to 6 months	811	-	251	-
Over 6 months	34	-	-	-
Total	$8,210	$-	$4,897	$-

Disclosure of liquidity risk [Table Text Block]
	Less than	1 to 3	4 to 5	Over 5
	1 year	years	years	years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	46,146	-	-	-	46,146
Loans payable	4,235	4,871	-	-	9,106
Lease liabilities	466	366	262	-	1,094
Provision for reclamation and rehabilitation	-	-	4,409	7,461	11,870
Capital expenditure commitments	22,151	-	-	-	22,151
Operating leases	171	255	202	-	628
Total contractual obligations	73,169	5,492	4,873	7,461	90,995

Disclosure of market risk [Table Text Block]
	December 31, 2023		December 31, 2022
	Canadian Dollar	Mexican Peso	Canadian Dollar	Mexican Peso

Financial assets	$6,386	$3,335	$10,442	$9,995
Financial liabilities	(5,070)	(20,975)	(5,758)	(17,445)
Net financial assets (liabilities)	$1,316	$(17,640)	$4,684	$(7,450)